Stradley Ronon Stevens & Young, LLP 2005 Market Street Suite 2600 Philadelphia, PA 19103 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

J. Stephen Feinour, Jr.
Partner
jfeinourjr@stradley.com
215.564.8521

April 28, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	Grayscale Funds Trust
Post-Effective Amendment No. 39
1933 Act Registration No. 333-271770
1940 Act Registration No. 811-23876

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Grayscale Funds Trust (the “Trust”) certifies that the forms of Prospectus and Statement of Additional Information for the Grayscale Ethereum Covered Call ETF that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 39 to the Trust’s registration statement on Form N-1A, which was filed with the Securities and Exchange Commission on April 25, 2025.

Please direct any comments to the undersigned at the above-referenced telephone number, or, in my absence, Shawn Hendricks at (215) 564-8778.

Very truly yours,

/s/ J. Stephen Feinour Jr.
J. Stephen Feinour Jr.

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